As filed with the Securities and Exchange Commission

on July 23, 2018

Securities Act File No. 333-103283

Investment Company Act File No. 811-21308

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.

Post-Effective Amendment No.      37

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No.     39

(Check appropriate box or boxes)

ALGER GLOBAL GROWTH FUND

(Exact Name of Registrant as Specified in Charter)

360 Park Avenue South, New York, New York	10010
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: 212-806-8800

Tina Payne, Esq.

Fred Alger Management, Inc.

360 Park Avenue South

New York, NY 10010

(Name and Address of Agent for Service)

Copy to:

Gary L. Granik, Esq.

Proskauer Rose LLP

11 Times Square

New York, NY 10036

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b), or

☒	on August 15, 2018 pursuant to paragraph (b), or

☐	60 days after filing pursuant to paragraph (a)(1), or

☐	on [ ] pursuant to paragraph (a)(1), or

☐	75 days after filing pursuant to paragraph (a)(2), or

☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

This Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A for The Alger Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until August 15, 2018, the effectiveness of Post-Effective Amendment No. 36 (“PEA No.36”), which was filed with the on June 1 2018, pursuant to paragraph (a) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 36 by means of this filing, Parts A, B and C of PEA No. 100 are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 23rd day of July, 2018.

ALGER GLOBAL GROWTH FUND

By:	/s/ Hal Liebes
Hal Liebes, President

ATTEST:	/s/ Tina Payne
Tina Payne, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/s/ Hal Liebes	President (Principal	July 23, 2018
Hal Liebes	Executive Officer)

/s/ Michael D. Martins	Treasurer	July 23, 2018
Michael D. Martins	(Principal Financial Officer)

*	Trustee	July 23, 2018
Hilary M. Alger

*	Trustee	July 23, 2018
Charles F. Baird, Jr.

*	Trustee	July 23, 2018
Roger P. Cheever

*	Trustee	July 23, 2018
Stephen E. O’Neil

*	Trustee	July 23, 2018
Nathan E. Saint-Amand

*	Trustee	July 23, 2018
David Rosenberg

*By:	/s/ Hal Liebes
Hal Liebes
Attorney-in-fact